Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V and

Ameritas Variable Separate Account VA-2

("Separate Accounts")

Supplement to:

Corporate Benefit VUL and Overture Bravo!

Prospectuses Dated May 1, 2007

Overture Accent!

Prospectus Dated September 1, 2009

Supplement Dated May 1, 2017

1.       Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Balanced Portfolio, Class I-2	Current income and long-term capital appreciation.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class I	Capital growth; income is secondary.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Investment Grade Bond Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: Bloomberg Barclays U.S. Aggregate Bond Index.
Calvert VP Nasdaq 100 Index Portfolio, Class I – AIP**	Index: NASDAQ 100 Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio*** – AIP**	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio***, Class I – AIP**	Index: S&P MidCap 400 Index.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman Financial Risk Management, LLC ("Milliman")	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
Dreyfus Investment Portfolios	The Dreyfus Corporation
Dreyfus MidCap Stock Portfolio, Service Shares	Index: S&P MidCap 400 Index. ***
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Asset Manager Portfolio, Service Class (1,2,3)	Total return.
Fidelity® VIP Asset Manager: Growth Portfolio, Service Class (1,2,3)	Total return.
Fidelity® VIP Contrafund® Portfolio, Service Class (2,3)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Service Class (2,3)	Index: S&P 500® Index. ***
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,3)	Current income.
Fidelity® VIP Growth Portfolio, Service Class (2,3)	Capital appreciation.

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FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Fidelity® VIP High Income Portfolio, Service Class (2,3)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,3)	Bond.
Fidelity® VIP Mid Cap Portfolio**** (2,3)	Long-term growth.
Fidelity® VIP Overseas Portfolio, Service Class (2,3)	Long-term growth.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; and (3) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Franklin Income VIP Fund, Class 2	Income.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity Fund, Series I	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Invesco V.I. Global Real Estate Fund, Series I – Invesco Asset Management Limited	Total return through growth of capital and current income.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Mid Cap Growth Fund, Series I	Seek capital growth.
Ivy Variable Insurance Portfolios	Ivy Investment Management Company
Ivy VIP Balanced, Class II	Total return through a combination of capital appreciation and current income.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® New Discovery Series, Initial Class	Seeks capital appreciation.
MFS® Total Return Series, Initial Class	Seeks total return.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
MFS® Strategic Income Portfolio, Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company (named UIF Emerging Markets Equity Portfolio prior to May 1, 2017)	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Morgan Stanley VIF Global Strategist Portfolio, Class I (named UIF Global Strategist Portfolio prior to May 1, 2017)	Total return.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (named UIF U.S. Real Estate Portfolio prior to May 1, 2017)	Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
ALPS Variable Investment Trust	ALPS Advisors, Inc.
Morningstar Balanced ETF Asset Allocation Portfolio, Class II – Morningstar Investment Management LLC ("Morningstar")	Capital appreciation and some current income.
Morningstar Growth ETF Asset Allocation Portfolio, Class II – Morningstar	Capital appreciation.
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II – Morningstar	Current income and capital appreciation.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.

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FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Real Return Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and the current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	"Standard & Poor's®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
****	The "Initial Class" of this portfolio is available for the Corporate Benefit VUL and Overture Bravo!, and the "Service Class 2" is available for Overture Accent!.

2.       Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2016.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2133 5-17